Note 10 - Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2023
Statement Line Items [Line Items]
Disclosure of detailed information about intangible assets [text block]
	Goodwill	Trademarks	Customer relationships	Technology	Other intangible assets	Total
Cost:
As of January 1, 2022	$433,459	$70,600	$40,732	$35,279	$4,077	$584,147
Additions (1)	-	-	-	6,789	5	6,794
Disposals	-	-	-	(5,211)	-	(5,211)
Effect of movements in exchange rates	(933)	-	-	(275)	(52)	(1,260)
As of December 31, 2022	432,526	70,600	40,732	36,582	4,031	584,470
Transfers and additions (1)	-			4,281	2,012	6,293
Disposals	-			-	(1)	(1)
Effect of movements in exchange rates	411			(10)	(1)	400
As of December 31, 2023	432,937	70,600	40,732	40,852	6,041	591,162

Amortization and impairment:
As of January 1, 2022	3,081	-	15,362	28,807	2,893	50,142
Amortization	-	-	2,580	4,014	25	6,618
Impairment	-	-	-	2,220	974	3,194
Disposals	-	-	-	(5,211)	-	(5,211)
Effect of movements in exchange rates	-	-	-	224	74	298
As of December 31, 2022	3,081	-	17,942	30,054	3,965	55,042
Amortization	-	-	2,580	3,908	17	6,505
Impairment	-	-	-	681	-	681
Disposals	-	-	-	-	(1)	(1)
Effect of movements in exchange rates	-	-	-	8	1	9
As of December 31, 2023	3,081	-	20,522	34,652	3,982	62,237

Net book value as of December 31, 2022	429,445	70,600	22,790	6,528	66	529,428
Net book value as of December 31, 2023	$429,856	$70,600	$20,210	$6,200	$2,059	$528,926

Disclosure of intangible assets with indefinite and definite useful life [text block]
●	Customer relationships:	Up to 15 years
●	Technology:	Up to 5 years
●	Other intangible assets:	Up to 5 years